Land, Property, Plant and Equipment (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 15, 2015 CNY (¥)	Apr. 15, 2015 CNY (¥)	Feb. 15, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use					¥ 2,042,198	$ 313,880	¥ 1,277,373		¥ 3,804,116
Property Plant And Equipment Pledged As Collateral For Short Term Borrowings					1,689,460		3,182,852				$ 259,665
Proceeds from Sale of Property, Plant, and Equipment, Total					47,744	7,338	33,087		289,094
Business Combination, Contingent Consideration, Liability	¥ 300,000											¥ 250,000
Long-term Debt, Current Maturities, Total									175,000
Payment Of Installment			¥ 400,000
Cash Consideration For Sale of Machinery And Equipment		¥ 250,000	¥ 300,000
Additional Penalty Charge	¥ 1,750
Repayment Of Cash Consideration		¥ 300,000
Payment Of Interest And Penalty				¥ 28,000
Instant Repayment Of Cash Consideration									75,000
Accumulated Depreciation, Depletion and Amortization, Property Plant and Equipment, Period Increase (Decrease), Total					395,200	60,700	887,392
Accounts Payable, Trade, Current					269		24,998				$ 42
Other General and Administrative Expense					128	20	9,037
Equipment Carry Value Surrendered To Settle Payables					141	22	15,961
Asset Impairment Charges					144,891	22,269	1,897,307	$ 291,611
Hainan Yingli [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Contingent Consideration, Liability									¥ 250,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use					¥ 1,897,307	$ 291,611	¥ 1,277,373
Property, Plant and Equipment, Disposals										¥ 405,282
Proceeds from Sale of Property, Plant, and Equipment, Total										¥ 400,000
Remaining Useful Lives Of Leased Assets										7 years
Sale Leaseback Transaction Total Rental Payments										¥ 403,191